Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
Other Commitment	$ 11,238
Other Commitment, to be Paid, Year One	11,238
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Charter-in hire payments [Member]
Other Commitments [Line Items]
Other Commitment	1,075	[1]
Other Commitment, to be Paid, Year One	1,075	[1]
Other Commitment, to be Paid, Year Two	0	[1]
Other Commitment, to be Paid, Year Three	0	[1]
Other Commitment, to be Paid, Year Four	0	[1]
Other Commitment, to be Paid, Year Five	0	[1]
Other Commitment, to be Paid, after Year Five	0	[1]
Vessel BWTS and ESD [Member]
Other Commitments [Line Items]
Contractual Obligation	10,163	[2]
Contractual Obligation, to be Paid, Year One	10,163	[2]
Contractual Obligation, to be Paid, Year Two	0	[2]
Contractual Obligation, to be Paid, Year Three	0	[2]
Contractual Obligation, to be Paid, Year Four	0	[2]
Contractual Obligation, to be Paid, Year Five	0	[2]
Contractual Obligation, to be Paid, after Year Five	$ 0	[2]

[1]	The amounts represent the Company’s commitments under the existing, as of December 31, 2025, time-charter-in arrangements for third party vessels other than those described in Note 7.
[2]	The amounts represent the Company’s commitments as of December 31, 2025 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.